General administrative expenses and other net operating income (expenses) - Details of other operating expenses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating expenses [Abstract]
Net foreign exchange loss	[1]	₩ 1,190,288	₩ 1,754,516	₩ 1,295,557
KDIC deposit insurance premium		500,480	509,832	464,213
Contribution to miscellaneous funds		528,863	533,335	453,805
Gain related to derivatives (designated for hedging)		624,781	24,252	35,583
Losses on fair value hedged items		92,138	64,571	72,601
Others	[2]	1,280,617	1,121,479	1,040,424
Total		4,217,167	4,007,985	3,362,183
Amortization cost of intangible assets included in other expenses		32,495	28,509	22,349
Lease depreciation cost		₩ 629,079	₩ 587,148	₩ 462,394

[1]	The Group holds interest rate and currency-related derivative contracts to manage the volatility of gains and losses on transactions of foreign exchange due to exchange rate risk. The related gains and losses are described in Note 37. (2)
[2]	Other expenses include 22,349 million Won, 28,509 million Won and 32,495 million Won for intangible asset amortization cost for the years ended December 31, 2023, 2024 and 2025 respectively. In addition, it includes 462,394 million Won, 587,148 million Won and 629,079 million Won for lease depreciation cost for the years ended December 31, 2023, 2024 and 2025, respectively.